Other long-term liabilities - Schedule of Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 41.7	$ 40.8
Remediation activities	(2.2)	(1.2)
Accretion	1.7	1.7
Changes in cash flow estimates	8.5	3.0
Revision in assumptions	4.7	(2.6)
Closing balance	$ 54.4	$ 41.7